Accounts Payable and Accrued Liabilities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Accounts Payable and Accrued Liabilities
Schedule of accounts payable and accrued liabilities

	March 31,	December 31,
	2019	2018
Accounts payable	$3,869	$5,594
Accrued payroll and compensated absences	7,408	7,018
Wire transfers payable	1,897	1,745
Accrual for third-party losses	5,854	4,513
Unearned CSO Fees	12,502	7,510
Bill payment service liability	2,683	2,476
Lease termination	—	1,114
Other	4,318	5,452
	$38,531	$35,422

	December 31,	December 31,
	2018	2017
	Successor	Predecessor
Accounts payable	$5,594	$5,465
Accrued payroll and compensated absences	7,018	7,718
Wire transfers payable	1,745	2,238
Accrual for third-party losses	4,513	4,818
Unearned CSO Fees	7,510	8,029
Deferred rent	—	867
Bill payment service liability	2,476	2,604
Lease termination	1,114	1,978
Other	5,452	5,849
	$35,422	$39,566